Intangible Assets (Details 1) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Intangible assets	$ 239,871	$ 6,924,982
LuckyTail [Member] | Trade Name [Member]
Intangible assets		383,792
LuckyTail [Member] | Intangible Asset from Purchage [Member]
Intangible assets		2,218,484
CustomerRelationship [Member] | LuckyTail [Member]
Intangible assets		$ 1,834,692